Share-based payments - Virtual shares program II (New VSOP) (Details) € / shares in Units, $ / shares in Units, € in Thousands, $ in Thousands				1 Months Ended	3 Months Ended		12 Months Ended
	Mar. 01, 2022 $ / shares	Oct. 19, 2021 EUR (€)	Nov. 25, 2019 shares	Aug. 31, 2020	Mar. 31, 2020 shares $ / shares € / shares	Dec. 31, 2019 € / shares	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 USD ($)
Share-based payments
Fair value per virtual share (in dollars per share) | € / shares					€ 4.05	€ 3.80
Exercise price (in dollars per share)	$ 19.35
Vesting percentage (as a percent)	25.00%
Provision for employer taxes arising according to US regulations for future exercises		€ 8,000						$ 51		$ 981
New VSOP
Share-based payments
Number of share options granted | shares			745,236		267,822
Exercise price (in dollars per share)					€ 6.21
Term of the program				9 years
Provision for employer taxes arising according to US regulations for future exercises | €							€ 51		€ 147
New VSOP | First tranche
Share-based payments
Vesting percentage (as a percent)							25.00%	25.00%
Term of the program							10 years	10 years